SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and cash equivalents (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	¥ 349,784,862	¥ 439,476,211
Mainland PRC
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	294,346,473	165,641,859
Hong Kong S.A.R.
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	29,391,245	262,871,489
United States
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	22,950,413	8,540,607
Vietnam
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	6,278	6,596
Japan
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	3,090,453	2,415,660
Denominated in RMB | Mainland PRC
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	35,656,085	76,352,748
Denominated in USD | Mainland PRC
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	258,690,388	89,289,111
Denominated in USD | Hong Kong S.A.R.
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	15,084,574	261,797,195
Denominated in USD | United States
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	22,950,413	8,540,607
Denominated in HKD | Hong Kong S.A.R.
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	14,306,671	1,074,294
Denominated in VND | Vietnam
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	6,278	6,596
Denominated in JPY | Japan
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	¥ 3,090,453	¥ 2,415,660